Intangible asset	12 Months Ended
Dec. 31, 2024
Intangible asset [Abstract]
Intangible asset
10.

Intangible asset
2024 2023
Cost
Beginning of year $118,819 $118,819
End of year 118,819 118,819
Accumulated amortization
Beginning of year 75,242 71,758
Amortization charge 3,755 3,484
End of year 78,997 75,242
Net book value at December 31 $39,822 $43,577
The intangible asset value relates

to intellectual property acquired with Cameco Fuel Manufacturing Inc.. It is being amortized on a unit-of-production basis over its remaining life. Amortization is allocated to the cost of inventory and is recognized in cost of products and services sold as inventory was sold.